Shareholder Report	6 Months Ended	8 Months Ended	12 Months Ended	19 Months Ended	29 Months Ended	33 Months Ended	35 Months Ended	40 Months Ended	44 Months Ended	58 Months Ended	87 Months Ended	102 Months Ended	110 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			WisdomTree Trust
Entity Central Index Key			0001350487
Entity Investment Company Type			N-1A
Document Period End Date			Aug. 31, 2024
C000248535
Shareholder Report [Line Items]
Fund Name	WisdomTree 1-3 Year Laddered Treasury Fund
Trading Symbol	USSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of March 14, 2024 (inception) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$7	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 3/14/24. Actual expenses are calculated using a 171/366 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last period and what affected its performance?

The Fund returned 3.14% at net asset value (“NAV”) for the fiscal period from March 14, 2024 (inception date) through August 31, 2024, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 4.13% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  With the Fund’s concentration in high quality U.S. Treasuries of relatively short maturity, the Fund underperformed the longer maturity securities in the Benchmark, which benefited more from interest rate declines (higher interest rate sensitivity) and investor appetite for credit risk outside of just U.S. Treasuries.

  The Fund benefited from consistent income as well as price appreciation, given declines in interest rates driven by falling rates of inflation, cooling labor markets, and anticipation of future rate cuts by the Federal Reserve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date	Mar. 14, 2024
AssetsNet	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931	$ 2,020,931
Holdings Count | Holding	24	24	24	24	24	24	24	24	24	24	24	24	24
Advisory Fees Paid, Amount	$ 679
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,020,931
# of Portfolio Holdings	24
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$679

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	98.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 4.38%, due 7/31/26	4.2%
U.S. Treasury Notes, 4.25%, due 1/31/26	4.2%
U.S. Treasury Notes, 4.25%, due 12/31/25	4.2%
U.S. Treasury Notes, 4.63%, due 6/30/26	4.2%
U.S. Treasury Notes, 3.75%, due 8/15/27	4.2%
U.S. Treasury Notes, 4.38%, due 12/15/26	4.2%
U.S. Treasury Notes, 4.63%, due 6/15/27	4.1%
U.S. Treasury Notes, 3.75%, due 8/31/26	4.1%
U.S. Treasury Notes, 4.88%, due 11/30/25	4.1%
U.S. Treasury Notes, 4.63%, due 2/28/26	4.1%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000248538
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Laddered Treasury Fund
Trading Symbol	USIN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of March 14, 2024 (inception) to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$7	0.15%
Footnote	Description
Footnote*	The Fund commenced operations on 3/14/24. Actual expenses are calculated using a 171/366 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last period and what affected its performance?

The Fund returned 4.27% at net asset value (“NAV”) for the fiscal period from March 14, 2024 (inception date) through August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 4.13% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  With more sensitivity to interest rates than the securities held within the Benchmark, the Fund secured greater benefit from the fall in interest rates than the broader bond market and outperformed the Benchmark over the period.

  The Fund generated high levels of income as well as price appreciation over the period, given declines in interest rates driven by falling rates of inflation, cooling labor markets, and anticipation of future rate cuts by the Federal Reserve.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date	Mar. 14, 2024
AssetsNet	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895	$ 3,063,895
Holdings Count | Holding	12	12	12	12	12	12	12	12	12	12	12	12	12
Advisory Fees Paid, Amount	$ 1,939
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,063,895
# of Portfolio Holdings	12
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,939

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.4%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 3.88%, due 8/15/34	8.4%
U.S. Treasury Notes, 4.00%, due 2/15/34	8.3%
U.S. Treasury Notes, 3.50%, due 2/15/33	8.3%
U.S. Treasury Notes, 3.88%, due 8/15/33	8.3%
U.S. Treasury Notes, 2.75%, due 8/15/32	8.3%
U.S. Treasury Notes, 2.88%, due 5/15/32	8.3%
U.S. Treasury Notes, 1.88%, due 2/15/32	8.3%
U.S. Treasury Notes, 1.38%, due 11/15/31	8.3%
U.S. Treasury Notes, 4.13%, due 11/15/32	8.2%
U.S. Treasury Notes, 3.38%, due 5/15/33	8.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000247881
Shareholder Report [Line Items]
Fund Name		WisdomTree Bianco Total Return Fund
Trading Symbol		WTBN
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of December 20, 2023 (inception) to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-866-909-WISE (9473)
Additional Information Website		www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$34	0.48%
Footnote	Description
Footnote*	The Fund commenced operations on 12/20/23. Actual expenses are calculated using a 256/366 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform during the last period and what affected its performance?

The Fund returned 4.06% at net asset value (“NAV”) for the fiscal period from December 20, 2023 (inception date) through August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 3.79% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund's interest rate positioning in exchange-traded funds offering exposure to bullish U.S. dollar strategies, short maturity U.S. Treasury inflation protected securities, and reduced exposure to nominal U.S. Treasury securities were key contributors to relative performance.

  The Fund’s modest underweight to corporates was the biggest detractor for relative performance against the Benchmark.

  The Fund’s underweight to securitized products compared to the Benchmark was a modest positive contributor to relative performance.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since Inception 12/20/23Footnote Reference*
Fund NAV Returns	4.06%
Fund Market Price Returns	4.06%
Bloomberg U.S. Aggregate Bond Index	3.79%
Bianco Research Fixed Income Total Return Index	4.35%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Performance Inception Date		Dec. 20, 2023
AssetsNet	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024	$ 6,886,024
Holdings Count | Holding	13	13	13	13	13	13	13	13	13	13	13	13	13
Advisory Fees Paid, Amount		$ 13,564
InvestmentCompanyPortfolioTurnover		72.00%
Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000225934
Shareholder Report [Line Items]
Fund Name			WisdomTree Alternative Income Fund
Trading Symbol			HYIN
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Alternative Income Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Alternative Income Fund	$54	0.50%

Expenses Paid, Amount			$ 54
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.54% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index (the "Benchmark"), which returned 12.47% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s higher nominal yield and income compared to the Benchmark was a top contributor to the Fund's relative performance.

  The underlying funds in which the Fund invests (i.e. business development companies and closed end funds) all employ leverage. In a robust market, this inherent leverage in the Fund’s holdings was another top contributor to relative performance since the Benchmark’s holdings typically don’t have embedded leverage.

  The Fund’s exposure to private corporate lending (i.e., business development companies) was another top contributor to relative performance for the specified period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date								May 06, 2021
AssetsNet	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836	$ 20,232,836
Holdings Count | Holding	36	36	36	36	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount			$ 77,454
InvestmentCompanyPortfolioTurnover			33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,232,836
# of Portfolio Holdings	36
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$77,454

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Common Stocks	66.1%
Closed-End Funds	33.3%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Redwood Trust, Inc.	3.3%
Chimera Investment Corp.	3.2%
MFA Financial, Inc.	3.2%
Ladder Capital Corp.	3.0%
AG Mortgage Investment Trust, Inc.	3.0%
Ellington Financial, Inc.	3.0%
Rithm Capital Corp.	3.0%
Two Harbors Investment Corp.	3.0%
New York Mortgage Trust, Inc.	3.0%
Starwood Property Trust, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000133150
Shareholder Report [Line Items]
Fund Name			WisdomTree Bloomberg U.S. Dollar Bullish Fund
Trading Symbol			USDU
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$51	0.50%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 5.77% at net asset value (NAV) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the Bloomberg Dollar Total Return Index, which returned 6.21% during the same period. The following summarizes the key factors that affected Fund performance during the period:

- The U.S. dollar strengthened against a basket of 10 leading global currencies during the period, defined by global trading activity versus the U.S. dollar and global foreign exchange volume, which positively contributed to Fund performance.

- Short-term interest rate differentials between the U.S. and other countries (whose currencies the Fund was exposed to) generally remained positive, which was additive for the Fund.

- Short exposure to the Mexican peso positively impacted performance during the period, as it weakened by over 13% versus the U.S. dollar.

- Short exposure to the British pound negatively affected performance during the period, as it strengthened by about 3.5% versus the U.S. dollar.

- The Fund’s fixed income exposure positively impacted performance as short-term U.S. Treasury bills gained about 5.5% over the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794	$ 222,329,794
Holdings Count | Holding	5	5	5	5	5	5	5	5	5	5	5	5	5
Advisory Fees Paid, Amount			$ 1,093,092
InvestmentCompanyPortfolioTurnover			106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$222,329,794
# of Portfolio Holdings	5
Portfolio Turnover Rate	106%
Total Advisory Fees Paid	$1,093,092

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	97.1%
Exchange-Traded Funds	4.0%
Other Assets and Liabilities, Net	(1.1)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.43%, due 12/3/24	25.1%
U.S. Treasury Bills, 5.35%, due 10/10/24	24.2%
U.S. Treasury Bills, 5.36%, due 9/5/24	24.1%
U.S. Treasury Bills, 5.28%, due 11/5/24	23.7%
WisdomTree Floating Rate Treasury Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000230569
Shareholder Report [Line Items]
Fund Name			WisdomTree Efficient Gold Plus Equity Strategy Fund
Trading Symbol			GDE
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$25	0.20%

Expenses Paid, Amount			$ 25
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 47.24% at net asset value (“NAV”) for the period ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the S&P 500 Index (the "Benchmark"), which returned 27.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Gold and equity components of the Fund had roughly equal contribution to returns for the period, with each component having similar returns to the Benchmark. The Fund’s use of accounting leverage of 1.8x the asset exposure of the Fund was the primary factor to outperformance. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

  Gold prices appreciated over the period as geopolitical tensions rose, central banks increased purchases, and market expectations shifted towards an interest rate cutting environment, all of which positively contributed to Fund performance.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date					Mar. 17, 2022
AssetsNet	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716	$ 39,964,716
Holdings Count | Holding	493	493	493	493	493	493	493	493	493	493	493	493	493
Advisory Fees Paid, Amount			$ 39,315
InvestmentCompanyPortfolioTurnover			30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$39,964,716
# of Portfolio Holdings	493
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$39,315

Holdings [Text Block]

Country Breakdown (% of Net Assets)

United States	90.1%
OthersFootnote Reference1	0.2%
Other Assets and Liabilities, Net	9.7%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Apple, Inc.	6.4%
Microsoft Corp.	5.5%
NVIDIA Corp.	5.3%
Alphabet, Inc., Class A	3.7%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.8%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000230570
Shareholder Report [Line Items]
Fund Name			WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Trading Symbol			GDMN
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$57	0.45%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 51.48% at net asset value (“NAV”) for the period ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the NYSE ARCA Gold Miners Index, which returned 34.87%. The following summarizes the key factors that affected Fund performance during the period:

  Gold prices and gold miners (measured by the NYSE ARCA Gold Miners Index) had similar gains (over 30%) in the past year, contributing to the Fund’s return. The Fund’s use of accounting leverage of 1.8x the asset exposure of the Fund was a major factor contributing to the Fund outperforming the comparative benchmark. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

  Gold prices appreciated over the period, due to anticipation of rate cuts by the U.S. Federal Reserve, as well as high inflation expectations and geopolitical uncertainties, positively contributing to the Fund's return. Equities have also done well, and gold miners benefited from both the rallies in gold prices as well as market tailwinds.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date						Dec. 16, 2021
AssetsNet	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852	$ 9,894,852
Holdings Count | Holding	53	53	53	53	53	53	53	53	53	53	53	53	53
Advisory Fees Paid, Amount			$ 33,841
InvestmentCompanyPortfolioTurnover			17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,894,852
# of Portfolio Holdings	53
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$33,841

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Canada	39.0%
United States	31.1%
Australia	11.0%
South Africa	5.5%
United Kingdom	4.7%
Brazil	4.3%
OthersFootnote Reference1	8.8%
Other Assets and Liabilities, Net	(4.4)%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Newmont Corp.	12.7%
Barrick Gold Corp.	8.3%
Agnico Eagle Mines Limited/Mines Agnico Eagle Limited	7.6%
Franco-Nevada Corp.	5.1%
Anglogold Ashanti PLC	4.7%
Northern Star Resources Ltd.	4.7%
Kinross Gold Corp.	4.3%
Wheaton Precious Metals Corp.	4.3%
Gold Fields Ltd.	3.5%
Alamos Gold, Inc., Class A	2.9%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000060975
Shareholder Report [Line Items]
Fund Name			WisdomTree Emerging Currency Strategy Fund
Trading Symbol			CEW
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$57	0.55%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 6.11% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the JP Morgan Emerging Local Markets Index Plus, which returned 5.74% during the same period. The following summarizes the key factors that affected Fund performance during the period:

-The U.S. dollar generally strengthened against a broad basket of emerging market currencies based on liquidity and economic diversification during the period, positively contributing to the Fund's return.

-Long exposure to the Polish zloty, South African rand and Malaysian ringgit were all additive to Fund performance, as each currency strengthened by 6-7% versus the U.S. dollar.

-Long exposure to the Mexican peso and Turkish lira, however, negatively affected Fund performance as they weakened significantly versus the U.S. dollar. The Mexican peso fell 13%, while the Turkish lira declined by over 21%.

-The Fund’s U.S. Treasury bill exposure aided performance during the period, as high short-term interest rates in the U.S. generated income for the Fund.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831	$ 7,355,831
Holdings Count | Holding	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount			$ 48,257
InvestmentCompanyPortfolioTurnover			132.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,355,831
# of Portfolio Holdings	4
Portfolio Turnover Rate	132%
Total Advisory Fees Paid	$48,257

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	61.2%
Repurchase Agreements	31.0%
Exchange-Traded Funds	4.6%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.36%, due 9/17/24	31.5%
Citigroup, Inc., tri-party repurchase agreement, 5.33%, due 9/3/24	31.0%
U.S. Treasury Bills, 5.32%, due 11/5/24	29.7%
WisdomTree Floating Rate Treasury Fund	4.6%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000104506
Shareholder Report [Line Items]
Fund Name			WisdomTree Emerging Markets Corporate Bond Fund
Trading Symbol			EMCB
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$64	0.60%

Expenses Paid, Amount			$ 64
Expense Ratio, Percent			0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 11.92% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the JP Morgan CEMBI Diversified Index, which returned 12.00% during the same period.

The following summarizes the key factors that affected Fund performance during the period:

-The Fund's overweight in Latin America boosted performance, led by corporates in commodity-driven sectors like energy, benefiting from strong global demand and high prices.

-Overweight positions in India, Mexico, and Turkey were top performance contributors. Indian corporates gained from strong domestic demand. Mexican corporates thrived on nearshoring trends and stable economic fundamentals, while Turkish exporters capitalized on a weaker lira.

-The Fund's continued preference for BB and BBB issuers over single-A and B-rated names added value, offering a better risk-reward balance.

-The Fund's underweight in Asia, especially China, detracted from performance as distressed property developers rebounded on expectations of government support. The overweight in South Korea detracted from performance due to weak economic growth and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385	$ 66,007,385
Holdings Count | Holding	152	152	152	152	152	152	152	152	152	152	152	152	152
Advisory Fees Paid, Amount			$ 297,707
InvestmentCompanyPortfolioTurnover			147.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$66,007,385
# of Portfolio Holdings	152
Portfolio Turnover Rate	147%
Total Advisory Fees Paid	$297,707

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Brazil	7.7%
Mexico	7.6%
Chile	7.6%
South Korea	6.3%
Turkey	5.9%
India	5.7%
Colombia	5.0%
United Arab Emirates	4.4%
Peru	3.6%
South Africa	3.4%
OthersFootnote Reference1	42.6%
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Melco Resorts Finance Ltd., 5.75%, due 7/21/28	1.8%
Bidvest Group U.K. PLC, 3.63%, due 9/23/26	1.7%
Network i2i Ltd., 3.98%, due 3/3/26	1.6%
Ecopetrol SA, 8.88%, due 1/13/33	1.5%
Sands China Ltd., 5.40%, due 8/8/28	1.5%
CT Trust, 5.13%, due 2/3/32	1.5%
OCP SA, 6.75%, due 5/2/34	1.5%
IRB Infrastructure Developers Ltd., 7.11%, due 3/11/32	1.4%
Tencent Holdings Ltd., 3.98%, due 4/11/29	1.3%
POSCO, 4.88%, due 1/23/27	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000088998
Shareholder Report [Line Items]
Fund Name			WisdomTree Emerging Markets Local Debt Fund
Trading Symbol			ELD
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$56	0.55%

Expenses Paid, Amount			$ 56
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 5.24% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the JP Morgan GBI-EM Global Diversified Unhedged Index (the "Benchmark"), which returned 6.00% during the same period. The following summarizes the key factors that affected Fund performance during the period:

-The Fund's overweight to Colombia and India compared to the Benchmark contributed to Fund performance. Colombian peso appreciated in the first half of fiscal year, contributing to spot return due to stabilizing inflation and moderate interest rate decisions by the central bank. India's robust domestic demand and infrastructure spending led to positive performance with relative stable Indian rupee performance.

-Asset allocation and security selection modestly detracted from performance, with expenses representing the majority of underperformance on a net asset basis.

-The Fund's overweight in Mexico and underweights in Malaysia and Thailand detracted from its relative performance against the Benchmark, as the Mexican peso weakened due to persistent inflation pressures, while the Malaysian ringgit and Thai baht appreciated due to robust economic recoveries, rising commodity prices, and tourism resurgence.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192	$ 73,795,192
Holdings Count | Holding	153	153	153	153	153	153	153	153	153	153	153	153	153
Advisory Fees Paid, Amount			$ 469,996
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$73,795,192
# of Portfolio Holdings	153
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$469,996

Holdings [Text Block]

Country Breakdown (% of Net Assets)

Indonesia	12.4%
Brazil	11.0%
Poland	8.6%
Supranational Bonds	8.0%
South Africa	7.8%
Colombia	7.7%
United States	5.9%
Malaysia	4.8%
China	4.7%
Thailand	4.6%
OthersFootnote Reference1	21.0%
Other Assets and Liabilities, Net	3.5%
Total	100.0%
Footnote	Description
Footnote[1]	Includes all other countries invested by the Fund

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 5.33%, due 9/3/24	5.9%
China Government Bonds, 2.68%, due 5/21/30	2.2%
Republic of Poland Government Bonds, 2.50%, due 7/25/26	1.9%
Republic of Poland Government Bonds, 7.50%, due 7/25/28	1.9%
International Finance Corp., 7.00%, due 7/20/27	1.8%
Brazil Letras do Tesouro Nacional, due 7/1/25	1.8%
Brazil Notas do Tesouro Nacional, 10.00%, due 1/1/29	1.6%
Brazil Notas do Tesouro Nacional, 10.00%, due 1/1/27	1.6%
Brazil Letras do Tesouro Nacional, due 7/1/26	1.5%
Colombia TES, 9.25%, due 5/28/42	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000221364
Shareholder Report [Line Items]
Fund Name			WisdomTree Enhanced Commodity Strategy Fund
Trading Symbol			GCC
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$57	0.55%

Expenses Paid, Amount			$ 57
Expense Ratio, Percent			0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 6.18% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the S&P GSCI Index, which returned -2.11% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to Bitcoin via futures contracts was additive for Fund performance during the period, which provided over 2.5% toward total return.

  Cocoa exposure was also beneficial for Fund performance, contributing about 3.59%.

  Silver and Brent crude oil positions also aided performance, providing an additional 2.2% to returns between the two commodities.

  Corn and soybean exposures detracted from performance by about 1% for each commodity.

  Wheat and natural gas also hampered performance by about 50 basis points apiece.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date									Dec. 21, 2020
AssetsNet	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242	$ 124,708,242
Holdings Count | Holding	3	3	3	3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount			$ 784,657
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$124,708,242
# of Portfolio Holdings	3
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$784,657

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	75.4%
Exchange-Traded Funds	7.8%
Other Assets and Liabilities, Net	16.8%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.12%, due 11/14/24	75.4%
WisdomTree Floating Rate Treasury Fund	4.5%
WisdomTree Bitcoin Fund	3.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Effective April 3, 2024, the Fund changed its principal investing strategy to permit the Fund to invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin. This change will increase the Fund's exposure to cryptocurrencies. Cryptocurrencies are subject to unique and substantial risks, and historically, have been subject to significant price volatility.

Material Fund Change Strategies [Text Block]

Effective April 3, 2024, the Fund changed its principal investing strategy to permit the Fund to invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin. This change will increase the Fund's exposure to cryptocurrencies. Cryptocurrencies are subject to unique and substantial risks, and historically, have been subject to significant price volatility.

C000136444
Shareholder Report [Line Items]
Fund Name			WisdomTree Floating Rate Treasury Fund
Trading Symbol			USFR
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$15	0.15%

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 5.41% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 7.30% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Throughout the period, speculation grew about future interest rate cuts by the U.S. Federal Reserve, as growth moderated but stayed resilient, the rate of inflation declined, and the job market started to cool. In reaction, bond investors drove the price of longer maturity debt securities higher (yields lower). Consequently, as a high-quality fund with very little sensitivity to interest rate risk, the Fund underperformed the longer maturity securities available in the Benchmark.

  The Fund produced consistent income over the year, as the U.S. Federal Reserve maintained short-term interest rates at a high level throughout the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073	$ 17,366,485,073
Holdings Count | Holding	4	4	4	4	4	4	4	4	4	4	4	4	4
Advisory Fees Paid, Amount			$ 26,752,703
InvestmentCompanyPortfolioTurnover			157.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$17,366,485,073
# of Portfolio Holdings	4
Portfolio Turnover Rate	157%
Total Advisory Fees Paid	$26,752,703

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	99.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 5.19%, due 4/30/26	27.9%
U.S. Treasury Floating Rate Notes, 5.29%, due 1/31/26	27.3%
U.S. Treasury Floating Rate Notes, 5.21%, due 10/31/25	25.4%
U.S. Treasury Floating Rate Notes, 5.23%, due 7/31/26	18.9%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000134342
Shareholder Report [Line Items]
Fund Name			WisdomTree Interest Rate Hedged High Yield Bond Fund
Trading Symbol			HYZD
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$45	0.43%

Expenses Paid, Amount			$ 45
Expense Ratio, Percent			0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 10.14% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index (the "Benchmark"), which returned 12.47% during the same period. The Fund trailed its underlying index, the WisdomTree U.S. High Yield Corporate Zero Duration Bond Index, which returned 10.68%, by 0.54% on a net asset basis and by 0.11% before fees. The following summarizes the key factors that affected Fund performance during the period:

-The Fund benefited from high levels of income, broadly favorable credit conditions, and a tightening in interest rate spreads of riskier corporate bonds over similar maturity U.S. Treasuries.

-Modest positive contributions to relative performance came through allocations to bonds in the Materials, Industrials, and Utilities sectors.

-The primary contributors to underperformance were interest rate hedging and security selection within the Communications, Healthcare, and Technology sectors.

-The Fund used short positions in U.S. Treasury futures to hedge interest rate risk. As mentioned above, the Fund's use of short U.S. Treasury futures detracted from the relative performance of the Fund compared to its Benchmark as interest rates fell during the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700	$ 147,643,700
Holdings Count | Holding	455	455	455	455	455	455	455	455	455	455	455	455	455
Advisory Fees Paid, Amount			$ 691,006
InvestmentCompanyPortfolioTurnover			49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$147,643,700
# of Portfolio Holdings	455
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$691,006

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	95.8%
Other Assets and Liabilities, Net	4.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Sirius XM Radio, Inc., 5.50%, due 7/1/29	1.1%
Post Holdings, Inc., 4.63%, due 4/15/30	1.0%
DaVita, Inc., 3.75%, due 2/15/31	0.9%
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 4/30/31	0.9%
CHS/Community Health Systems, Inc., 4.75%, due 2/15/31	0.8%
CHS/Community Health Systems, Inc., 5.63%, due 3/15/27	0.8%
Centene Corp., 4.63%, due 12/15/29	0.8%
Tenneco, Inc., 8.00%, due 11/17/28	0.7%
Level 3 Financing, Inc., 11.00%, due 11/15/29	0.7%
Paramount Global, 6.38%, due 3/30/62	0.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000134336
Shareholder Report [Line Items]
Fund Name			WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Trading Symbol			AGZD
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$24	0.23%

Expenses Paid, Amount			$ 24
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 6.82% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming the Fund's primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 7.30% during the same period. The following summarizes the key factors that affected the Fund’s performance during this period:

-In a period of falling yields, the Fund’s zero-duration strategy did not capture the price appreciation benefits that the unhedged longer-duration bonds experienced. Hence, the Fund underperformed compared to its Benchmark, given the drag of the interest rate hedge with falling yields.

-The period saw a tightening of credit spreads as the market anticipated rate cuts and economic resilience. While the Fund’s long positions in corporate bonds benefited from this, the gains were not sufficient to offset the losses from the interest rate hedges in U.S. Treasury futures.

-Hedging interest rates through U.S. Treasury futures modestly detracted from Fund performance relative to its Benchmark as interest rates fell during the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027	$ 158,030,027
Holdings Count | Holding	1,854	1,854	1,854	1,854	1,854	1,854	1,854	1,854	1,854	1,854	1,854	1,854	1,854
Advisory Fees Paid, Amount			$ 405,866
InvestmentCompanyPortfolioTurnover			111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$158,030,027
# of Portfolio Holdings	1,854
Portfolio Turnover Rate	111%
Portfolio Turnover Rate Excluding TBA Roll Transactions	57%
Total Advisory Fees Paid	$405,866

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	42.7%
U.S. Government Agencies	27.1%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	1.7%
Supranational Bonds	1.1%
Foreign Government Obligations	0.8%
Foreign Government Agencies	0.7%
Municipal Bonds	0.7%
Repurchase Agreements	0.7%
Asset-Backed Securities	0.4%
U.S. Government Agencies TBA Sale Commitments	(0.7)%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Citigroup, Inc., tri-party repurchase agreement, 5.33%, due 9/3/24	0.7%
U.S. Treasury Notes, 3.38%, due 5/15/33	0.7%
U.S. Treasury Notes, 0.63%, due 8/15/30	0.6%
U.S. Treasury Notes, 3.50%, due 2/15/33	0.6%
U.S. Treasury Notes, 4.00%, due 2/15/34	0.6%
U.S. Treasury Notes, 0.63%, due 5/15/30	0.5%
Federal National Mortgage Association, 2.00%, due 9/1/50	0.5%
U.S. Treasury Notes, 1.25%, due 11/30/26	0.5%
U.S. Treasury Notes, 4.63%, due 2/28/26	0.5%
U.S. Treasury Notes, 2.25%, due 11/15/25	0.5%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000079238
Shareholder Report [Line Items]
Fund Name			WisdomTree Managed Futures Strategy Fund
Trading Symbol			WTMF
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$67	0.65%

Expenses Paid, Amount			$ 67
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 7.16% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.48% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to equities, commodities and cryptocurrency via futures contracts were additive for Fund performance during the period, providing over 6.5% toward totals return.

  Exposure to Bitcoin, natural gas and equity future contracts were the most beneficial for Fund performance.

  Exposure to interest rate futures contracts were the least beneficial for Fund performance.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
AssetsNet	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189	$ 207,447,189
Holdings Count | Holding	3	3	3	3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount			$ 1,222,265
InvestmentCompanyPortfolioTurnover			37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$207,447,189
# of Portfolio Holdings	3
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,222,265

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	82.4%
Exchange-Traded Funds	5.6%
Other Assets and Liabilities, Net	12.0%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.23%, due 10/31/24	82.4%
WisdomTree Floating Rate Treasury Fund	4.2%
WisdomTree Bitcoin Fund	1.4%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Effective April 3, 2024, the Fund changed its principal investing strategy to permit the Fund to invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin. This change will increase the Fund's exposure to cryptocurrencies. Cryptocurrencies are subject to unique and substantial risks, and historically, have been subject to significant price volatility.

Material Fund Change Strategies [Text Block]

Effective April 3, 2024, the Fund changed its principal investing strategy to permit the Fund to invest indirectly through its WisdomTree Subsidiary in shares of one or more exchange-traded products that primarily hold bitcoin. This change will increase the Fund's exposure to cryptocurrencies. Cryptocurrencies are subject to unique and substantial risks, and historically, have been subject to significant price volatility.

C000210706
Shareholder Report [Line Items]
Fund Name			WisdomTree Mortgage Plus Bond Fund
Trading Symbol			MTGP
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$47	0.45%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 7.87% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Securitized Mortgage Backed Securities/Asset Backed Securities/Commercial Mortgage Backed Securities Index (the "Benchmark"), which returned 7.55% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s allocation to non-agency residential mortgage-backed securities was the top contributor to relative performance, as mortgage credit remains on solid footing due to highly affordable locked in mortgage rates, and high levels of homeowners’ equity.

  Security selection within commercial mortgage-backed securities was also a solid contributor, as the Fund's higher yielding holdings relative to the Benchmark outperformed as commercial mortgage-backed securities began to price in less pessimistic scenarios.

  The Fund’s allocation to collateralized loan obligations also contributed to Fund performance, as economic growth remained resilient, and demand for floating rate securities remained high.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date										Nov. 14, 2019
AssetsNet	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829	$ 53,524,829
Holdings Count | Holding	157	157	157	157	157	157	157	157	157	157	157	157	157
Advisory Fees Paid, Amount			$ 191,353
InvestmentCompanyPortfolioTurnover			106.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$53,524,829
# of Portfolio Holdings	157
Portfolio Turnover Rate	106%
Portfolio Turnover Rate Excluding TBA Roll Transactions	23%
Total Advisory Fees Paid	$191,353

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Agencies	59.7%
Collateralized Mortgage Obligations	31.4%
Commercial Mortgage-Backed Securities	5.2%
Collateralized Loan Obligations	2.6%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Federal National Mortgage Association, 2.00%, due 3/1/52	5.0%
Government National Mortgage Association, 2.00%, due 10/20/51	3.8%
Government National Mortgage Association, 5.50%, due 9/20/54	3.2%
Federal National Mortgage Association, 3.00%, due 5/1/52	3.1%
Federal National Mortgage Association, 2.00%, due 1/1/52	3.0%
Government National Mortgage Association, 2.50%, due 9/20/51	2.9%
Federal National Mortgage Association, 5.00%, due 9/1/52	2.5%
Federal National Mortgage Association, 2.50%, due 9/1/52	2.1%
Federal National Mortgage Association, 3.50%, due 9/1/52	2.0%
Federal National Mortgage Association, 3.50%, due 7/1/52	2.0%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000152580
Shareholder Report [Line Items]
Fund Name			WisdomTree PutWrite Strategy Fund
Trading Symbol			PUTW
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree PutWrite Strategy Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree PutWrite Strategy Fund	$47	0.44%

Expenses Paid, Amount			$ 47
Expense Ratio, Percent			0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.68% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the S&P 500 Index (the "Benchmark"), which returned 27.14% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Because the Fund writes put options on an exchange-traded fund that tracks the Benchmark, it benefited from the Benchmark’s over 27% gain during the period. The Fund was able to steadily collect option premiums from the put options written without those options becoming in-the-money for buyers, since the market steadily climbed higher during the period.

  The option premiums collected from writing put options were invested in 3-Month U.S. Treasury bills, which aided performance since bills gained about 5.5% during the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date												Feb. 24, 2016
AssetsNet	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137	$ 125,033,137
Holdings Count | Holding	3	3	3	3	3	3	3	3	3	3	3	3	3
Advisory Fees Paid, Amount			$ 411,900
InvestmentCompanyPortfolioTurnover			32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$125,033,137
# of Portfolio Holdings	3
Portfolio Turnover Rate	32%
Total Advisory Fees Paid	$411,900

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	94.9%
Exchange-Traded Funds	4.2%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, 5.33%, due 10/3/24	59.5%
U.S. Treasury Bills, 5.32%, due 9/5/24	35.4%
WisdomTree Floating Rate Treasury Fund	4.2%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

On August 30, 2024, the Fund changed its principal investment strategy to primarily use put options on the S&P 500® Index in place of put options of the SPDR S&P 500® ETF Trust. We believe this change has increased the efficiency with which the Fund's investment strategy is implemented and better positions the Fund to achieve its investment.

Material Fund Change Strategies [Text Block]

On August 30, 2024, the Fund changed its principal investment strategy to primarily use put options on the S&P 500® Index in place of put options of the SPDR S&P 500® ETF Trust. We believe this change has increased the efficiency with which the Fund's investment strategy is implemented and better positions the Fund to achieve its investment.

C000222596
Shareholder Report [Line Items]
Fund Name			WisdomTree Target Range Fund
Trading Symbol			GTR
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$75	0.70%

Expenses Paid, Amount			$ 75
Expense Ratio, Percent			0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 14.74% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming the Fund’s primary comparative benchmark, the MSCI All Country World Index, which returned 23.44% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Each equity index that the Fund is inherently exposed to based on the exchange-traded fund ("ETF") options held performed well over the period. The MSCI EAFE and Emerging Markets Indexes gained between 15-20%, while the S&P 500 and Russell 2000 Indexes in the United States climbed 27% and 18%, respectively.

  Because the Fund sells 15% out-of-the-money call options and buys 15% in-the-money call options on four ETFs that track these indexes, performance was strong for the Fund in this environment.

  However, Fund performance was ultimately capped by the call options sold (which became valuable as markets climbed higher). This means that the Fund was not able to benefit from additional market gains beyond this 15% target range.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date							Oct. 07, 2021
AssetsNet	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361	$ 62,246,361
Holdings Count | Holding	5	5	5	5	5	5	5	5	5	5	5	5	5
Advisory Fees Paid, Amount			$ 433,798
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$62,246,361
# of Portfolio Holdings	5
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$433,798

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

U.S. Government Obligations	72.5%
Purchased Options (Exchange-Traded)	21.1%
Other Assets and Liabilities, Net	6.4%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

U.S. Treasury Bills, due 10/31/24	72.5%
SPDR S&P 500 ETF Trust, Purchased Call Option @ $470 strike expiring 1/17/25	9.9%
iShares MSCI EAFE ETF Trust, Purchased Call Option @ $63 strike expiring 1/17/25	5.3%
iShares Russell 2000 ETF, Purchased Call Option @ $191 strike expiring 1/17/25	3.2%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $33 strike expiring 1/17/25	2.7%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000239876
Shareholder Report [Line Items]
Fund Name			WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Trading Symbol			UNIY
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$16	0.15%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 7.81% at net asset value ("NAV") for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% during the same period.

The following summarizes the key factors that affected the Fund’s performance during this period:

  The Fund benefited from both high levels of income, as well as capital appreciation as interest rates declined and credit spreads narrowed over the period.

  The Fund’s overweight position in corporate credits relative to its comparative benchmark benefited the Fund as corporate credit spreads tightened during the period.

  The Fund also benefited from its overweight positions in high yield and ex-Aggregate universe assets. These segments tend to offer higher yields compared to investment-grade bonds. During the period, the tightening of credit spreads and the anticipation of rate cuts benefited these higher-yielding assets, contributing to the Fund’s outperformance relative to its comparative benchmark.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date				Feb. 07, 2023
AssetsNet	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081	$ 1,353,536,081
Holdings Count | Holding	6,422	6,422	6,422	6,422	6,422	6,422	6,422	6,422	6,422	6,422	6,422	6,422	6,422
Advisory Fees Paid, Amount			$ 1,875,686
InvestmentCompanyPortfolioTurnover			85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,353,536,081
# of Portfolio Holdings	6,422
Portfolio Turnover Rate	85%
Portfolio Turnover Rate Excluding TBA Roll Transactions	72%
Total Advisory Fees Paid	$1,875,686

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	41.1%
U.S. Government Obligations	27.7%
U.S. Government Agencies	17.8%
Foreign Government Obligations	3.9%
Commercial Mortgage-Backed Securities	3.5%
Asset-Backed Securities	2.4%
Foreign Government Agencies	0.9%
Supranational Bonds	0.7%
Municipal Bonds	0.3%
Other Assets and Liabilities, Net	1.7%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.38%, due 1/31/26	14.0%
U.S. Treasury Bonds, 1.88%, due 2/15/41	4.1%
U.S. Treasury Notes, 0.25%, due 10/31/25	3.9%
U.S. Treasury Notes, 0.63%, due 8/15/30	2.2%
Federal National Mortgage Association, 2.00%, due 2/1/52	1.2%
Tennessee Valley Authority, 3.50%, due 12/15/42	1.1%
Tennessee Valley Authority, 4.25%, due 9/15/52	0.7%
Federal National Mortgage Association, 5.50%, due 8/1/53	0.5%
U.S. Treasury Notes, 3.75%, due 8/15/27	0.4%
Federal Home Loan Banks, 5.63%, due 3/14/36	0.4%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000156663
Shareholder Report [Line Items]
Fund Name			WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Trading Symbol			AGGY
Security Exchange Name			NYSE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$12	0.12%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 8.28% at net asset value (“NAV”) for the fiscal year ended August 31, 2024, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index (the "Benchmark"), which returned 7.30% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from both high levels of income, as well as capital appreciation as interest rates declined and credit spreads narrowed over the period.

  The Fund’s overweight to corporate bonds and underweight to U.S. Treasuries was the top contributor of outperformance relative to its Benchmark. The incremental income spread offered by investment grade corporate bonds over similar maturity U.S. Treasuries tightened by 25 basis points over the period (from 1.18% at the beginning of the period to 0.93% credit spread at the end of the period).

  The Fund’s underweight to agency residential mortgage-backed securities modestly detracted from Fund performance over the year.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date													Jul. 09, 2015
AssetsNet	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175	$ 933,175,175
Holdings Count | Holding	2,623	2,623	2,623	2,623	2,623	2,623	2,623	2,623	2,623	2,623	2,623	2,623	2,623
Advisory Fees Paid, Amount			$ 1,097,229
InvestmentCompanyPortfolioTurnover			83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$933,175,175
# of Portfolio Holdings	2,623
Portfolio Turnover Rate	83%
Portfolio Turnover Rate Excluding TBA Roll Transactions	51%
Total Advisory Fees Paid	$1,097,229

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	45.5%
U.S. Government Obligations	24.4%
U.S. Government Agencies	15.7%
Commercial Mortgage-Backed Securities	6.6%
Asset-Backed Securities	4.8%
Foreign Government Obligations	2.5%
Repurchase Agreements	0.3%
Foreign Government Agencies	0.2%
Municipal Bonds	0.1%
U.S. Government Agencies TBA Sale Commitments	(0.7)%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Tennessee Valley Authority, 5.25%, due 9/15/39	0.8%
Tennessee Valley Authority, 5.88%, due 4/1/36	0.5%
Federal Home Loan Banks, 5.50%, due 7/15/36	0.5%
Federal Home Loan Mortgage Corp., due 11/15/38	0.4%
U.S. Treasury Notes, 1.13%, due 8/31/28	0.4%
U.S. Treasury Notes, 2.75%, due 4/30/27	0.4%
U.S. Treasury Notes, 1.13%, due 2/29/28	0.4%
U.S. Treasury Notes, 0.63%, due 7/31/26	0.4%
U.S. Treasury Notes, 3.75%, due 12/31/28	0.3%
U.S. Treasury Bonds, 4.75%, due 11/15/43	0.3%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

C000184315
Shareholder Report [Line Items]
Fund Name			WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Trading Symbol			SHAG
Security Exchange Name			CboeBZX
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-866-909-WISE (9473)
Additional Information Website			www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$12	0.12%

Expenses Paid, Amount			$ 12
Expense Ratio, Percent			0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 6.62% at net asset value ("NAV") for the fiscal year ended August 31, 2024, underperforming its primary comparative benchmark, the Bloomberg U.S. Short Aggregate Composite Index (the "Benchmark"), which returned 6.74% during the same period. The following summarizes the key factors that affected the Fund’s performance during this period:

-With the U.S. Federal Reserve concluding its tightening path in July 2023 and markets moving to price in future interest rate cuts, short maturity fixed income investments benefited as rates began to decline from high levels.

-Gross performance was in-line with the Benchmark with the expense ratio accounting for the difference between the Fund’s net asset return and the Benchmark return.

-Positive contribution for sector allocation was counterbalanced by some shortfalls in security selection and interest rate positioning, which detracted from the Fund's performance.

-Overweights to corporate and underweights to U.S. Treasuries drove the positive contribution from sector allocation, while security selection in financial institution bonds and securitized debt detracted from relative performance. The Fund having more defensive interest rate positioning compared to the Benchmark was a slight detractor from performance, given the fall in interest rates over the period.

Performance Past Does Not Indicate Future [Text]			The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/investments.
Performance Inception Date											May 18, 2017
AssetsNet	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721	$ 38,204,721
Holdings Count | Holding	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072	1,072
Advisory Fees Paid, Amount			$ 77,068
InvestmentCompanyPortfolioTurnover			179.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,204,721
# of Portfolio Holdings	1,072
Portfolio Turnover Rate	179%
Portfolio Turnover Rate Excluding TBA Roll Transactions	114%
Total Advisory Fees Paid	$77,068

Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Corporate Bonds	46.6%
U.S. Government Obligations	30.7%
Commercial Mortgage-Backed Securities	10.1%
Asset-Backed Securities	7.6%
U.S. Government Agencies	2.5%
Foreign Government Agencies	1.3%
Foreign Government Obligations	0.4%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Notes, 0.50%, due 5/31/27	10.3%
U.S. Treasury Notes, 0.25%, due 5/31/25	9.5%
U.S. Treasury Notes, 0.75%, due 5/31/26	2.9%
U.S. Treasury Notes, 0.38%, due 1/31/26	2.7%
U.S. Treasury Notes, 0.63%, due 7/31/26	1.4%
U.S. Treasury Notes, 0.50%, due 3/31/25	1.2%
Japan Bank for International Cooperation, 0.63%, due 7/15/25	0.9%
Goldman Sachs Group, Inc., 1.09%, due 12/9/26	0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Class A2, 3.43%, due 1/25/27	0.9%
Federal National Mortgage Association, 2.00%, due 1/1/37	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Subsequent to August 31, 2024, the Fund expects to begin transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.